UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity® SAI Small-Mid Cap 500 Index Fund

Shares are offered only to certain other Fidelity® funds advised by the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2016

% of fund's net assets
American Water Works Co., Inc.	0.6
Ulta Salon, Cosmetics & Fragrance, Inc.	0.6
Jarden Corp.	0.6
Extra Space Storage, Inc.	0.6
CMS Energy Corp.	0.5
2.9

Top Five Market Sectors as of January 31, 2016

% of fund's net assets
Financials	25.8
Industrials	16.0
Consumer Discretionary	15.0
Information Technology	12.9
Health Care	9.5

Asset Allocation (% of fund's investments)

As of January 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments	0.1%

 * Foreign investments - 6.0%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.1%
Gentex Corp.	29,676	$406,264
Lear Corp.	7,844	814,443
The Goodyear Tire & Rubber Co.	27,226	773,491
Visteon Corp.	4,078	272,737
		2,266,935
Automobiles - 0.1%
Thor Industries, Inc.	4,597	241,021
Distributors - 0.4%
LKQ Corp. (a)	30,685	840,769
Diversified Consumer Services - 0.6%
Graham Holdings Co.	352	170,611
Service Corp. International	20,385	493,113
ServiceMaster Global Holdings, Inc. (a)	10,364	437,464
		1,101,188
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	19,499	622,993
Brinker International, Inc.	6,167	306,747
Choice Hotels International, Inc.	3,575	156,299
Domino's Pizza, Inc. (b)	5,568	634,362
Dunkin' Brands Group, Inc.	9,708	382,107
Extended Stay America, Inc. unit	6,023	77,155
International Game Technology PLC	9,497	137,422
Panera Bread Co. Class A (a)	2,554	495,476
Six Flags Entertainment Corp.	7,253	364,608
Wendy's Co.	20,595	210,687
		3,387,856
Household Durables - 3.2%
D.R. Horton, Inc.	33,114	910,966
GoPro, Inc. Class A (a)(b)	9,001	103,061
Harman International Industries, Inc.	7,177	533,897
Jarden Corp. (a)	21,290	1,129,435
Leggett & Platt, Inc.	13,898	576,906
Lennar Corp.:
Class A (b)	17,542	739,395
Class B	979	33,922
NVR, Inc. (a)	410	676,910
PulteGroup, Inc.	36,779	616,416
Tempur Sealy International, Inc. (a)	6,156	371,453
Toll Brothers, Inc. (a)	17,716	489,316
Tupperware Brands Corp. (b)	5,028	233,450
		6,415,127
Internet & Catalog Retail - 0.3%
Groupon, Inc. Class A (a)(b)	45,351	123,355
Liberty Interactive Corp. (Venture Group) Series A (a)	14,295	562,222
		685,577
Leisure Products - 0.6%
Brunswick Corp.	9,351	372,637
Polaris Industries, Inc. (b)	6,704	495,023
Vista Outdoor, Inc. (a)	6,443	310,617
		1,178,277
Media - 2.8%
AMC Networks, Inc. Class A (a)	6,042	439,797
Cable One, Inc.	352	151,356
Cablevision Systems Corp. - NY Group Class A	20,429	651,889
Cinemark Holdings, Inc.	11,689	344,709
Clear Channel Outdoor Holding, Inc. Class A	3,641	18,387
Gannett Co., Inc.	11,442	169,799
Interpublic Group of Companies, Inc.	41,654	934,716
John Wiley & Sons, Inc. Class A	4,671	195,248
Liberty Broadband Corp.:
Class A (a)	2,636	125,474
Class C (a)	6,693	314,571
Lions Gate Entertainment Corp.	9,573	250,334
Live Nation Entertainment, Inc. (a)	14,689	333,440
MSG Network, Inc. Class A (a)	6,202	108,473
Regal Entertainment Group Class A (b)	8,349	144,020
Starz Series A (a)	8,700	247,341
Tegna, Inc.	22,884	549,445
The Madison Square Garden Co. (a)	2,067	318,483
Tribune Media Co. Class A	8,134	268,015
		5,565,497
Multiline Retail - 0.2%
Dillard's, Inc. Class A	2,145	151,029
JC Penney Corp., Inc. (a)(b)	30,779	223,456
Sears Holdings Corp. (a)(b)	1,336	22,645
		397,130
Specialty Retail - 3.0%
Aarons, Inc. Class A	6,539	149,612
AutoNation, Inc. (a)	7,349	317,844
Cabela's, Inc. Class A (a)(b)	5,094	214,305
CST Brands, Inc.	7,754	300,390
Dick's Sporting Goods, Inc.	9,281	362,701
DSW, Inc. Class A (b)	7,397	177,602
Foot Locker, Inc.	14,107	953,069
GameStop Corp. Class A (b)	10,810	283,330
GNC Holdings, Inc.	8,736	244,695
Michaels Companies, Inc. (a)	6,322	137,820
Murphy U.S.A., Inc. (a)	4,566	264,143
Office Depot, Inc. (a)	55,219	284,378
Penske Automotive Group, Inc.	4,294	134,703
Sally Beauty Holdings, Inc. (a)	15,906	438,369
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,481	1,174,163
Urban Outfitters, Inc. (a)	8,795	201,230
Williams-Sonoma, Inc. (b)	9,244	477,545
		6,115,899
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	5,300	515,266
Fossil Group, Inc. (a)(b)	4,246	138,420
Kate Spade & Co. (a)	12,877	229,339
lululemon athletica, Inc. (a)	11,253	698,474
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	12,381	349,020
		1,930,519

TOTAL CONSUMER DISCRETIONARY		30,125,795

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.6%
Rite Aid Corp. (a)	99,747	777,029
Sprouts Farmers Market LLC (a)(b)	15,467	352,648
		1,129,677
Food Products - 1.4%
Blue Buffalo Pet Products, Inc. (a)(b)	3,924	66,786
Flowers Foods, Inc.	17,555	360,580
Ingredion, Inc.	7,190	724,177
Pilgrim's Pride Corp. (b)	6,443	142,906
Pinnacle Foods, Inc.	11,757	504,258
The Hain Celestial Group, Inc. (a)	10,350	376,533
WhiteWave Foods Co. (a)	17,665	666,854
		2,842,094
Household Products - 0.2%
Energizer Holdings, Inc.	6,273	200,987
Spectrum Brands Holdings, Inc.	2,549	242,257
		443,244
Personal Products - 0.7%
Avon Products, Inc.	43,888	148,780
Coty, Inc. Class A (b)	8,391	206,503
Edgewell Personal Care Co. (a)	6,273	464,265
Herbalife Ltd. (a)(b)	7,388	341,399
Nu Skin Enterprises, Inc. Class A (b)	5,914	187,178
		1,348,125

TOTAL CONSUMER STAPLES		5,763,140

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc. (b)	6,477	120,407
Dril-Quip, Inc. (a)	3,929	230,397
Ensco PLC Class A	23,634	231,141
Frank's International NV (b)	3,487	51,015
Nabors Industries Ltd.	33,324	245,265
Noble Corp. (b)	24,408	190,138
Oceaneering International, Inc.	9,961	337,180
Patterson-UTI Energy, Inc. (b)	14,810	212,968
Rowan Companies PLC	12,585	159,200
RPC, Inc. (b)	5,796	72,276
Seadrill Ltd. (a)(b)	37,693	78,025
Superior Energy Services, Inc.	15,177	156,475
		2,084,487
Oil, Gas & Consumable Fuels - 2.0%
California Resources Corp. (b)	31,718	45,357
Cobalt International Energy, Inc. (a)	36,988	140,185
CONSOL Energy, Inc. (b)	23,082	183,271
CVR Energy, Inc. (b)	1,577	55,227
Denbury Resources, Inc. (b)	36,005	56,168
Diamondback Energy, Inc.	7,202	544,111
Energen Corp.	7,948	280,326
EP Energy Corp. (a)	3,432	12,836
Golar LNG Ltd. (b)	9,070	168,883
Gulfport Energy Corp. (a)	10,910	322,391
Kosmos Energy Ltd. (a)	15,903	72,677
Laredo Petroleum, Inc. (a)(b)	12,422	96,395
Memorial Resource Development Corp. (a)	8,964	142,617
Newfield Exploration Co. (a)	16,422	477,388
PBF Energy, Inc. Class A	9,753	341,257
QEP Resources, Inc.	17,820	228,452
Rice Energy, Inc. (a)(b)	7,353	85,810
SM Energy Co. (b)	6,805	95,134
Targa Resources Corp.	5,651	126,978
Teekay Corp. (b)	4,706	32,236
Whiting Petroleum Corp. (a)	20,591	151,344
World Fuel Services Corp.	7,282	283,634
WPX Energy, Inc. (a)(b)	23,679	128,340
		4,071,017

TOTAL ENERGY		6,155,504

FINANCIALS - 25.8%
Banks - 3.9%
Associated Banc-Corp.	15,385	270,007
Bank of Hawaii Corp. (b)	4,400	263,692
BankUnited, Inc.	10,432	351,558
BOK Financial Corp. (b)	2,848	142,428
Commerce Bancshares, Inc.	8,723	358,777
Cullen/Frost Bankers, Inc. (b)	5,468	261,698
East West Bancorp, Inc.	14,510	470,414
First Horizon National Corp.	23,554	299,842
First Niagara Financial Group, Inc.	35,817	350,648
First Republic Bank	14,349	975,732
Huntington Bancshares, Inc.	81,559	699,776
PacWest Bancorp	11,296	414,676
Peoples United Financial, Inc. (b)	31,181	448,071
Popular, Inc.	10,440	262,462
Signature Bank (a)	5,111	712,167
SVB Financial Group (a)	5,169	523,723
Synovus Financial Corp.	13,437	410,232
TCF Financial Corp.	17,040	204,650
Zions Bancorporation	20,498	464,895
		7,885,448
Capital Markets - 2.0%
Artisan Partners Asset Management, Inc.	3,581	112,085
E*TRADE Financial Corp. (a)	29,245	689,012
Eaton Vance Corp. (non-vtg.)	11,886	340,653
Federated Investors, Inc. Class B (non-vtg.)	9,455	239,117
Lazard Ltd. Class A	12,711	457,469
Legg Mason, Inc.	9,853	301,699
LPL Financial (b)	8,317	253,003
NorthStar Asset Management Group, Inc.	19,553	225,642
Raymond James Financial, Inc.	12,888	564,623
SEI Investments Co.	14,053	551,440
Waddell & Reed Financial, Inc. Class A	8,501	233,267
		3,968,010
Consumer Finance - 0.3%
Credit Acceptance Corp. (a)(b)	857	153,369
LendingClub Corp. (a)(b)	6,734	49,697
OneMain Holdings, Inc. (a)	5,257	138,943
SLM Corp. (a)	42,940	274,816
		616,825
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	8,420	560,940
FactSet Research Systems, Inc.	4,213	634,899
Morningstar, Inc.	1,924	154,709
MSCI, Inc. Class A	10,357	712,976
The NASDAQ OMX Group, Inc.	11,678	724,036
		2,787,560
Insurance - 6.2%
Alleghany Corp. (a)	1,614	771,363
Allied World Assurance Co. Holdings AG	9,628	352,289
American Financial Group, Inc.	6,957	493,808
American National Insurance Co.	729	70,844
AmTrust Financial Services, Inc.	4,128	236,080
Arch Capital Group Ltd. (a)	12,511	845,118
Arthur J. Gallagher & Co.	16,942	637,697
Aspen Insurance Holdings Ltd.	6,216	289,106
Assurant, Inc.	6,851	557,055
Assured Guaranty Ltd.	14,256	339,008
Axis Capital Holdings Ltd.	10,181	548,858
Brown & Brown, Inc.	11,687	353,532
Endurance Specialty Holdings Ltd.	6,278	388,797
Erie Indemnity Co. Class A	2,449	235,373
Everest Re Group Ltd.	4,482	802,009
Genworth Financial, Inc. Class A (a)	50,173	139,481
Hanover Insurance Group, Inc.	4,460	363,445
Mercury General Corp.	2,730	126,754
Old Republic International Corp.	26,344	476,300
PartnerRe Ltd.	4,815	676,026
ProAssurance Corp.	5,549	278,116
Reinsurance Group of America, Inc.	6,677	562,404
RenaissanceRe Holdings Ltd.	4,645	523,259
StanCorp Financial Group, Inc.	4,258	488,222
Torchmark Corp.	12,721	691,259
Validus Holdings Ltd.	8,532	377,456
W.R. Berkley Corp.	9,808	491,871
White Mountains Insurance Group Ltd.	574	409,314
		12,524,844
Real Estate Investment Trusts - 11.2%
Alexandria Real Estate Equities, Inc.	7,267	575,401
American Campus Communities, Inc.	11,328	478,042
American Homes 4 Rent Class A	16,713	250,528
Apartment Investment & Management Co. Class A	15,764	617,161
Apple Hospitality (REIT), Inc. (b)	17,695	323,642
Brandywine Realty Trust (SBI)	18,144	232,788
Brixmor Property Group, Inc.	17,455	464,652
Camden Property Trust (SBI)	8,760	668,388
CBL & Associates Properties, Inc.	16,845	181,084
Chimera Investment Corp.	19,066	236,228
Columbia Property Trust, Inc.	12,617	280,981
Communications Sales & Leasing, Inc.	12,169	233,766
Corporate Office Properties Trust (SBI)	9,536	212,653
Corrections Corp. of America	11,805	340,102
DDR Corp.	30,552	522,745
Douglas Emmett, Inc.	14,714	435,240
Duke Realty LP	34,806	700,645
Empire State Realty Trust, Inc.	11,238	185,989
Equity Commonwealth (a)	13,086	351,883
Equity Lifestyle Properties, Inc.	8,498	560,188
Extra Space Storage, Inc.	12,386	1,123,286
Federal Realty Investment Trust (SBI)	6,928	1,044,950
Forest City Realty Trust, Inc. (a)	22,031	434,011
Gaming & Leisure Properties	8,899	232,086
Healthcare Trust of America, Inc.	12,629	354,117
Hospitality Properties Trust (SBI)	15,127	356,846
Iron Mountain, Inc. (b)	21,239	584,922
Kilroy Realty Corp.	8,882	496,237
Lamar Advertising Co. Class A	8,169	458,363
Liberty Property Trust (SBI)	15,076	442,028
MFA Financial, Inc.	37,363	237,255
Mid-America Apartment Communities, Inc.	7,601	713,126
National Retail Properties, Inc. (b)	13,518	580,463
NorthStar Realty Europe Corp.	6,134	57,905
NorthStar Realty Finance Corp.	18,402	218,432
Omega Healthcare Investors, Inc.	18,432	584,479
Outfront Media, Inc.	13,860	301,455
Paramount Group, Inc.	18,015	295,446
Piedmont Office Realty Trust, Inc. Class A (b)	14,678	271,690
Plum Creek Timber Co., Inc.	17,716	717,675
Post Properties, Inc.	5,507	315,496
Rayonier, Inc.	12,798	269,910
Regency Centers Corp. (b)	9,515	688,791
Retail Properties America, Inc.	23,926	371,092
Senior Housing Properties Trust (SBI)	23,706	343,263
Spirit Realty Capital, Inc.	44,530	466,674
Starwood Property Trust, Inc.	24,021	457,360
Tanger Factory Outlet Centers, Inc.	9,667	309,247
Taubman Centers, Inc.	6,235	442,934
Two Harbors Investment Corp.	36,978	281,033
Weingarten Realty Investors (SBI)	12,499	436,090
WP Carey, Inc.	10,525	613,081
WP Glimcher, Inc.	18,691	169,714
		22,521,563
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	4,005	380,595
Jones Lang LaSalle, Inc.	4,525	636,758
Realogy Holdings Corp. (a)	14,781	484,817
		1,502,170
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	6,657	116,165

TOTAL FINANCIALS		51,922,585

HEALTH CARE - 9.5%
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)(b)	2,606	110,025
Alkermes PLC (a)	14,993	479,926
bluebird bio, Inc. (a)(b)	3,608	149,227
Intercept Pharmaceuticals, Inc. (a)(b)	1,609	170,924
Intrexon Corp. (a)(b)	4,926	143,544
Ionis Pharmaceuticals, Inc. (a)	12,076	470,119
Juno Therapeutics, Inc. (a)(b)	1,203	33,179
Opko Health, Inc. (a)(b)	30,527	245,437
Puma Biotechnology, Inc. (a)(b)	2,523	105,310
Seattle Genetics, Inc. (a)(b)	10,640	350,907
United Therapeutics Corp. (a)(b)	4,662	574,265
		2,832,863
Health Care Equipment & Supplies - 3.3%
Alere, Inc. (a)	8,587	319,436
Align Technology, Inc. (a)	8,146	538,776
DENTSPLY International, Inc.	14,104	830,585
DexCom, Inc. (a)	7,999	570,169
Hill-Rom Holdings, Inc.	5,715	279,349
Hologic, Inc. (a)	24,804	841,848
IDEXX Laboratories, Inc. (a)(b)	9,441	662,192
ResMed, Inc.	14,215	805,991
Sirona Dental Systems, Inc. (a)	5,604	595,649
Teleflex, Inc. (b)	4,189	568,405
The Cooper Companies, Inc.	4,871	638,832
		6,651,232
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	6,057	369,659
Brookdale Senior Living, Inc. (a)	18,575	302,401
Centene Corp. (a)(b)	11,995	744,410
Community Health Systems, Inc. (a)	11,906	255,741
Envision Healthcare Holdings, Inc. (a)	18,726	413,845
Health Net, Inc. (a)	7,781	515,258
LifePoint Hospitals, Inc. (a)	4,470	311,961
MEDNAX, Inc. (a)	9,435	655,355
Patterson Companies, Inc.	8,685	368,765
Premier, Inc. (a)	3,794	121,180
Tenet Healthcare Corp. (a)(b)	10,009	271,444
VCA, Inc. (a)	8,288	424,926
		4,754,945
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	18,244	251,402
athenahealth, Inc. (a)(b)	3,889	551,460
Inovalon Holdings, Inc. Class A	2,558	43,179
Veeva Systems, Inc. Class A (a)(b)	7,164	172,652
		1,018,693
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	2,084	265,939
Bio-Techne Corp.	3,748	309,922
Bruker Corp. (a)	11,200	250,096
Charles River Laboratories International, Inc. (a)	4,777	354,597
Mettler-Toledo International, Inc. (a)	2,821	882,550
PerkinElmer, Inc.	11,418	551,718
QIAGEN NV (a)	23,405	531,528
Quintiles Transnational Holdings, Inc. (a)	7,987	485,849
VWR Corp. (a)	2,958	72,353
		3,704,552
Pharmaceuticals - 0.1%
Akorn, Inc. (a)	7,907	205,503

TOTAL HEALTH CARE		19,167,788

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.5%
BE Aerospace, Inc.	10,709	433,179
BWX Technologies, Inc.	10,792	323,112
Hexcel Corp.	9,721	402,255
Huntington Ingalls Industries, Inc.	4,906	627,379
Orbital ATK, Inc.	6,104	550,764
Spirit AeroSystems Holdings, Inc. Class A (a)	14,287	605,769
Triumph Group, Inc.	4,970	126,735
		3,069,193
Airlines - 1.0%
Alaska Air Group, Inc.	13,077	920,621
Copa Holdings SA Class A (b)	3,320	156,372
JetBlue Airways Corp. (a)	31,600	673,396
Spirit Airlines, Inc. (a)	7,362	307,732
		2,058,121
Building Products - 1.6%
A.O. Smith Corp.	7,488	523,037
Allegion PLC	9,651	584,465
Armstrong World Industries, Inc. (a)	3,950	152,786
Fortune Brands Home & Security, Inc.	16,081	781,376
Lennox International, Inc.	4,081	488,985
Owens Corning	11,903	549,800
USG Corp. (a)(b)	9,242	165,339
		3,245,788
Commercial Services & Supplies - 2.1%
ADT Corp. (b)	17,279	511,113
Cintas Corp.	9,082	780,325
Clean Harbors, Inc. (a)(b)	5,918	262,227
Copart, Inc. (a)	12,124	406,275
Covanta Holding Corp.	11,544	163,232
KAR Auction Services, Inc.	14,300	477,906
Pitney Bowes, Inc.	20,344	398,336
R.R. Donnelley & Sons Co.	21,042	293,957
Rollins, Inc.	9,577	263,846
Waste Connections, Inc. (b)	12,495	749,325
		4,306,542
Construction & Engineering - 0.9%
AECOM (a)	15,169	416,237
Chicago Bridge & Iron Co. NV	9,881	383,580
Jacobs Engineering Group, Inc. (a)	12,668	496,966
KBR, Inc.	14,551	207,497
Quanta Services, Inc. (a)	15,558	290,935
		1,795,215
Electrical Equipment - 1.0%
Acuity Brands, Inc.	4,381	886,846
Babcock & Wilcox Enterprises, Inc. (a)	5,396	111,427
Hubbell, Inc. Class B	5,836	527,749
Regal Beloit Corp.	4,520	254,069
SolarCity Corp. (a)(b)	5,966	212,688
		1,992,779
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	6,565	549,359
Machinery - 4.6%
AGCO Corp.	7,651	373,139
Allison Transmission Holdings, Inc.	18,124	431,170
Colfax Corp. (a)	10,130	224,278
Crane Co.	4,854	231,827
Donaldson Co., Inc.	13,774	388,151
Graco, Inc.	5,919	430,193
IDEX Corp.	7,862	570,074
ITT Corp.	8,998	291,985
Joy Global, Inc. (b)	9,823	97,935
Kennametal, Inc.	7,997	141,547
Lincoln Electric Holdings, Inc.	7,625	405,955
Manitowoc Co., Inc. (b)	13,734	216,173
Middleby Corp. (a)	5,783	522,552
Nordson Corp.	5,758	347,956
Oshkosh Corp. (b)	7,889	259,785
Snap-On, Inc.	5,860	946,742
SPX Corp.	4,138	38,483
SPX Flow, Inc. (a)	4,138	98,650
Terex Corp.	10,602	237,485
Timken Co.	7,837	208,072
Toro Co.	5,615	418,430
Trinity Industries, Inc.	15,630	334,795
Valmont Industries, Inc.	2,376	253,258
WABCO Holdings, Inc. (a)	5,505	493,523
Wabtec Corp. (b)	9,746	623,257
Xylem, Inc.	18,296	657,741
		9,243,156
Marine - 0.2%
Kirby Corp. (a)	5,628	285,058
Professional Services - 0.8%
Dun & Bradstreet Corp.	3,635	357,757
Manpower, Inc.	7,426	566,975
Robert Half International, Inc.	13,626	596,410
TransUnion Holding Co., Inc.	3,278	81,098
		1,602,240
Road & Rail - 0.9%
AMERCO	736	269,854
Avis Budget Group, Inc. (a)	10,118	265,800
Genesee & Wyoming, Inc. Class A (a)	5,717	283,449
Landstar System, Inc.	4,480	257,197
Old Dominion Freight Lines, Inc. (a)	7,040	386,003
Ryder System, Inc.	5,377	285,895
		1,748,198
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	10,347	266,539
GATX Corp.	4,428	181,459
HD Supply Holdings, Inc. (a)	17,194	451,686
MSC Industrial Direct Co., Inc. Class A	4,802	311,218
Now, Inc. (a)(b)	10,812	146,611
Watsco, Inc.	2,626	305,167
WESCO International, Inc. (a)(b)	4,460	180,095
		1,842,775
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	6,971	467,475

TOTAL INDUSTRIALS		32,205,899

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	3,401	204,162
Arris International PLC (a)	18,388	468,342
Brocade Communications Systems, Inc.	42,154	336,389
CommScope Holding Co., Inc. (a)	10,615	237,988
EchoStar Holding Corp. Class A (a)	4,449	156,293
Lumentum Holdings, Inc. (a)	4,724	93,205
Viavi Solutions, Inc. (a)	23,619	118,095
		1,614,474
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	9,652	498,043
Avnet, Inc.	13,701	546,944
CDW Corp.	13,303	511,500
Cognex Corp.	8,789	283,445
Dolby Laboratories, Inc. Class A	5,024	180,914
Fitbit, Inc. (b)	4,243	70,434
FLIR Systems, Inc.	14,135	413,307
Ingram Micro, Inc. Class A	15,763	444,517
IPG Photonics Corp. (a)	3,485	281,693
Jabil Circuit, Inc.	19,545	389,141
Keysight Technologies, Inc. (a)	17,048	398,923
National Instruments Corp.	11,341	323,219
Trimble Navigation Ltd. (a)	26,172	504,858
Zebra Technologies Corp. Class A (a)	5,218	315,167
		5,162,105
Internet Software & Services - 0.9%
CoStar Group, Inc. (a)	3,269	573,285
GoDaddy, Inc. (a)(b)	2,381	72,597
IAC/InterActiveCorp	7,413	385,031
Match Group, Inc. (a)(b)	3,598	45,155
Pandora Media, Inc. (a)	21,328	207,308
Rackspace Hosting, Inc. (a)	11,715	236,760
Yelp, Inc. (a)(b)	6,551	137,243
Zillow Group, Inc.:
Class A (a)(b)	4,438	96,171
Class C (a)(b)	8,875	181,938
		1,935,488
IT Services - 3.5%
Black Knight Financial Services, Inc. Class A (b)	2,088	62,995
Booz Allen Hamilton Holding Corp. Class A	10,259	290,227
Broadridge Financial Solutions, Inc.	12,092	647,648
CoreLogic, Inc. (a)	9,100	324,870
DST Systems, Inc.	3,491	367,986
Gartner, Inc. Class A (a)	8,375	736,079
Genpact Ltd. (a)	16,047	383,844
Global Payments, Inc.	13,408	790,402
Jack Henry & Associates, Inc.	8,249	669,654
Leidos Holdings, Inc. (b)	6,731	310,434
Sabre Corp.	11,464	293,593
Square, Inc. (a)(b)	3,132	27,468
Teradata Corp. (a)	13,416	326,545
Total System Services, Inc.	16,667	669,347
Vantiv, Inc. (a)	14,462	680,437
VeriFone Systems, Inc. (a)	11,473	268,353
WEX, Inc. (a)	3,899	283,106
		7,132,988
Semiconductors & Semiconductor Equipment - 1.4%
Atmel Corp.	42,102	339,342
Cree, Inc. (a)	10,395	291,372
Cypress Semiconductor Corp. (b)	33,481	263,161
First Solar, Inc. (a)	7,620	523,189
Marvell Technology Group Ltd.	45,697	404,418
ON Semiconductor Corp. (a)	43,296	370,614
SunEdison, Inc. (a)	27,481	86,016
SunPower Corp. (a)	5,516	140,327
Teradyne, Inc.	21,641	420,485
		2,838,924
Software - 3.4%
ANSYS, Inc. (a)	9,056	798,649
Cadence Design Systems, Inc. (a)	29,523	577,470
FireEye, Inc. (a)(b)	13,916	196,076
Fortinet, Inc. (a)	14,406	405,385
King Digital Entertainment PLC	8,109	145,394
NetSuite, Inc. (a)(b)	4,030	279,561
Nuance Communications, Inc. (a)	25,530	450,094
Parametric Technology Corp. (a)	11,599	343,446
SolarWinds, Inc. (a)	6,319	378,824
Solera Holdings, Inc.	6,771	367,394
Splunk, Inc. (a)(b)	12,641	585,152
SS&C Technologies Holdings, Inc.	8,199	527,114
Synopsys, Inc. (a)	15,644	671,128
Tableau Software, Inc. (a)	4,998	401,040
Ultimate Software Group, Inc. (a)	2,883	506,341
Zynga, Inc. (a)	77,498	190,645
		6,823,713
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	11,277	90,329
Lexmark International, Inc. Class A	6,183	174,422
NCR Corp. (a)	13,404	286,041
		550,792

TOTAL INFORMATION TECHNOLOGY		26,058,484

MATERIALS - 7.4%
Chemicals - 2.7%
Albemarle Corp. U.S.	11,317	595,727
Ashland, Inc.	6,378	604,379
Axalta Coating Systems (a)	10,174	242,243
Cabot Corp.	6,402	258,257
Huntsman Corp.	20,668	178,365
International Flavors & Fragrances, Inc. (b)	8,159	954,277
NewMarket Corp. (b)	858	325,414
Platform Specialty Products Corp. (a)(b)	13,322	101,647
RPM International, Inc.	13,439	527,481
The Scotts Miracle-Gro Co. Class A	4,549	312,425
Valspar Corp.	8,196	641,993
W.R. Grace & Co. (a)	7,340	597,036
		5,339,244
Construction Materials - 0.6%
Eagle Materials, Inc.	5,067	271,287
Martin Marietta Materials, Inc. (b)	6,807	854,823
		1,126,110
Containers & Packaging - 3.2%
Aptargroup, Inc.	6,315	460,364
Avery Dennison Corp.	9,182	559,092
Ball Corp. (b)	13,906	929,338
Bemis Co., Inc.	9,829	470,514
Crown Holdings, Inc. (a)	14,045	644,385
Graphic Packaging Holding Co.	33,180	376,925
Owens-Illinois, Inc. (a)	16,266	210,482
Packaging Corp. of America	9,876	501,997
Sealed Air Corp.	19,915	807,155
Silgan Holdings, Inc.	4,097	216,608
Sonoco Products Co.	10,178	402,133
WestRock Co.	26,355	929,804
		6,508,797
Metals & Mining - 0.8%
Allegheny Technologies, Inc. (b)	11,017	103,339
Compass Minerals International, Inc.	3,396	254,191
Reliance Steel & Aluminum Co.	7,494	426,708
Royal Gold, Inc.	6,538	194,767
Steel Dynamics, Inc.	24,392	447,593
Tahoe Resources, Inc.	16,172	125,599
United States Steel Corp. (b)	14,695	102,865
		1,655,062
Paper & Forest Products - 0.1%
Domtar Corp.	6,426	207,239

TOTAL MATERIALS		14,836,452

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp. (b)	117,851	536,222
Zayo Group Holdings, Inc. (a)	14,481	362,315
		898,537
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	9,483	219,911
U.S. Cellular Corp. (a)	1,325	49,873
		269,784

TOTAL TELECOMMUNICATION SERVICES		1,168,321

UTILITIES - 6.3%
Electric Utilities - 2.0%
Great Plains Energy, Inc.	15,564	433,924
Hawaiian Electric Industries, Inc.	10,836	324,213
ITC Holdings Corp.	15,657	624,714
OGE Energy Corp.	20,132	528,062
Pepco Holdings, Inc.	25,528	681,087
Pinnacle West Capital Corp.	11,172	740,815
Westar Energy, Inc.	14,249	620,686
		3,953,501
Gas Utilities - 1.4%
AGL Resources, Inc.	12,098	768,949
Atmos Energy Corp.	10,190	705,352
National Fuel Gas Co. (b)	8,516	386,030
Questar Corp.	17,725	361,413
UGI Corp.	17,400	591,600
		2,813,344
Independent Power and Renewable Electricity Producers - 0.0%
Terraform Power, Inc. (b)	5,811	57,587
Multi-Utilities - 2.0%
Alliant Energy Corp.	11,396	744,615
CMS Energy Corp. (b)	27,921	1,085,568
MDU Resources Group, Inc.	19,647	331,641
SCANA Corp. (b)	14,417	907,550
TECO Energy, Inc.	23,718	643,232
Vectren Corp.	8,335	348,736
		4,061,342
Water Utilities - 0.9%
American Water Works Co., Inc.	18,153	1,178,305
Aqua America, Inc.	17,862	563,189
		1,741,494

TOTAL UTILITIES		12,627,268

TOTAL COMMON STOCKS
(Cost $214,983,052)		200,031,236
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.31% 3/3/16 to 6/23/16 (c)
(Cost $249,743)	250,000	249,695
	Shares	Value

Money Market Funds - 12.8%
Fidelity Cash Central Fund, 0.38% (d)	252,064	$252,064
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	25,352,864	25,352,864
TOTAL MONEY MARKET FUNDS
(Cost $25,604,928)		25,604,928
TOTAL INVESTMENT PORTFOLIO - 112.3%
(Cost $240,837,723)		225,885,859
NET OTHER ASSETS (LIABILITIES) - (12.3)%		(24,664,934)
NET ASSETS - 100%		$201,220,925

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	1,051,840	$36,736

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $137,860.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,869
Fidelity Securities Lending Cash Central Fund	20,263
Total	$24,132

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$30,125,795	$30,125,795	$--	$--
Consumer Staples	5,763,140	5,763,140	--	--
Energy	6,155,504	6,155,504	--	--
Financials	51,922,585	51,922,585	--	--
Health Care	19,167,788	19,167,788	--	--
Industrials	32,205,899	32,205,899	--	--
Information Technology	26,058,484	26,058,484	--	--
Materials	14,836,452	14,836,452	--	--
Telecommunication Services	1,168,321	1,168,321	--	--
Utilities	12,627,268	12,627,268	--	--
U.S. Government and Government Agency Obligations	249,695	--	249,695	--
Money Market Funds	25,604,928	25,604,928	--	--
Total Investments in Securities:	$225,885,859	$225,636,164	$249,695	$--
Derivative Instruments:
Assets
Futures Contracts	$36,736	$36,736	$--	$--
Total Assets	$36,736	$36,736	$--	$--
Total Derivative Instruments:	$36,736	$36,736	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$36,736	$0
Total Equity Risk	36,736	0
Total Value of Derivatives	$36,736	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,549,730) — See accompanying schedule: Unaffiliated issuers (cost $215,232,795)	$200,280,931
Fidelity Central Funds (cost $25,604,928)	25,604,928
Total Investments (cost $240,837,723)		$225,885,859
Cash		489,337
Receivable for investments sold		4,207,562
Dividends receivable		97,617
Distributions receivable from Fidelity Central Funds		21,086
Receivable for daily variation margin for derivative instruments		32,598
Prepaid expenses		11,633
Receivable from investment adviser for expense reductions		31,756
Total assets		230,777,448
Liabilities
Payable for investments purchased	$71,581
Payable for fund shares redeemed	4,000,000
Accrued management fee	18,735
Other affiliated payables	19,399
Other payables and accrued expenses	93,944
Collateral on securities loaned, at value	25,352,864
Total liabilities		29,556,523
Net Assets		$201,220,925
Net Assets consist of:
Paid in capital		$219,423,251
Undistributed net investment income		172,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,459,360)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,915,141)
Net Assets, for 23,316,857 shares outstanding		$201,220,925
Net Asset Value, offering price and redemption price per share ($201,220,925 ÷ 23,316,857 shares)		$8.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 12, 2015 (commencement of operations) to January 31, 2016 (Unaudited)
Investment Income
Dividends		$1,478,180
Interest		318
Income from Fidelity Central Funds		24,132
Total income		1,502,630
Expenses
Management fee	$104,810
Transfer agent fees	71,461
Accounting and security lending fees	37,065
Custodian fees and expenses	53,265
Independent trustees' compensation	331
Registration fees	33,662
Audit	20,285
Legal	218
Interest	672
Miscellaneous	471
Total expenses before reductions	322,240
Expense reductions	(178,661)	143,579
Net investment income (loss)		1,359,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,187,088)
Foreign currency transactions	(833)
Futures contracts	(15,446)
Total net realized gain (loss)		(3,203,367)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,951,864)
Assets and liabilities in foreign currencies	(13)
Futures contracts	36,736
Total change in net unrealized appreciation (depreciation)		(14,915,141)
Net gain (loss)		(18,118,508)
Net increase (decrease) in net assets resulting from operations		$(16,759,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 12, 2015 (commencement of operations) to January 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,359,051
Net realized gain (loss)	(3,203,367)
Change in net unrealized appreciation (depreciation)	(14,915,141)
Net increase (decrease) in net assets resulting from operations	(16,759,457)
Distributions to shareholders from net investment income	(1,186,876)
Distributions to shareholders from net realized gain	(255,993)
Total distributions	(1,442,869)
Share transactions
Proceeds from sales of shares	285,016,093
Reinvestment of distributions	1,442,869
Cost of shares redeemed	(67,035,711)
Net increase (decrease) in net assets resulting from share transactions	219,423,251
Total increase (decrease) in net assets	201,220,925
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $172,175)	$201,220,925
Other Information
Shares
Sold	30,508,507
Issued in reinvestment of distributions	150,770
Redeemed	(7,342,420)
Net increase (decrease)	23,316,857

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Small-Mid Cap 500 Index Fund

Six months ended (Unaudited)
January 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	(1.31)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.01)
Total distributions	(.06)
Net asset value, end of period	$8.63
Total ReturnC,D	(13.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.15%G
Expenses net of all reductions	.15%G
Net investment income (loss)	1.43%G
Supplemental Data
Net assets, end of period (000 omitted)	$201,221
Portfolio turnover rateH	35%I

 A For the period August 12, 2015 (commencement of operations) to January 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,598,828
Gross unrealized depreciation	(24,309,354)
Net unrealized appreciation (depreciation) on securities	$(16,710,526)
Tax cost	$242,596,385

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(15,446) and a change in net unrealized appreciation (depreciation) of $36,736 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $288,960,837 and $68,290,451, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,238,750.42%		$672

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,263.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2018. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $178,661.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 12, 2015 to January 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2016	Expenses Paid During Period
Actual	.15%	$1,000.00	$868.60	.66B
Hypothetical-C		$1,000.00	$1,024.38	.76D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 173/366 (to reflect the period August 12, 2015 to January 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

On May 14, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median expense ratio of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund through September 30, 2018 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.15%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV3-SANN-0316
1.9868214.100

Fidelity® SAI U.S. Quality Index Fund

Shares are offered only to certain other Fidelity® funds advised by the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2016

% of fund's net assets
Microsoft Corp.	5.4
Johnson & Johnson	5.4
Apple, Inc.	4.4
Home Depot, Inc.	4.1
Visa, Inc. Class A	3.1
22.4

Top Five Market Sectors as of January 31, 2016

% of fund's net assets
Information Technology	32.6
Consumer Discretionary	22.6
Health Care	15.5
Industrials	15.0
Consumer Staples	8.0

Asset Allocation (% of fund's investments)

As of January 31, 2016*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 0.7%
Delphi Automotive PLC	65,332	$4,242,660
The Goodyear Tire & Rubber Co.	47,350	1,345,214
		5,587,874
Distributors - 0.3%
Genuine Parts Co.	26,940	2,321,420
Diversified Consumer Services - 0.2%
H&R Block, Inc.	45,391	1,545,564
Hotels, Restaurants & Leisure - 6.4%
Chipotle Mexican Grill, Inc. (a)	5,891	2,668,446
McDonald's Corp.	176,747	21,877,744
Starbucks Corp.	347,659	21,127,237
Starwood Hotels & Resorts Worldwide, Inc.	29,534	1,838,196
Yum! Brands, Inc.	85,990	6,223,096
		53,734,719
Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (a)	8,970	9,552,781
Leisure Products - 0.1%
Polaris Industries, Inc.	15,951	1,177,822
Media - 0.5%
Omnicom Group, Inc.	42,788	3,138,500
Scripps Networks Interactive, Inc. Class A	12,499	762,064
		3,900,564
Multiline Retail - 0.6%
Dollar General Corp.	48,574	3,645,964
Nordstrom, Inc.	22,592	1,109,267
		4,755,231
Specialty Retail - 9.5%
Bed Bath & Beyond, Inc. (a)	33,323	1,438,554
Dick's Sporting Goods, Inc.	16,702	652,714
Foot Locker, Inc.	25,002	1,689,135
GameStop Corp. Class A	18,586	487,139
Gap, Inc.	53,599	1,324,967
Home Depot, Inc.	275,448	34,640,340
Lowe's Companies, Inc.	157,189	11,264,164
O'Reilly Automotive, Inc. (a)	21,423	5,589,261
Ross Stores, Inc.	95,709	5,384,588
Tiffany & Co., Inc.	20,961	1,338,150
TJX Companies, Inc.	170,093	12,117,425
Tractor Supply Co.	27,749	2,450,514
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	11,054	2,002,653
		80,379,604
Textiles, Apparel & Luxury Goods - 3.2%
lululemon athletica, Inc. (a)	20,417	1,267,283
Michael Kors Holdings Ltd. (a)	43,003	1,715,820
NIKE, Inc. Class B	266,375	16,517,914
Ralph Lauren Corp.	9,689	1,090,013
Under Armour, Inc. Class A (sub. vtg.) (a)	28,747	2,455,856
VF Corp.	66,890	4,187,314
		27,234,200

TOTAL CONSUMER DISCRETIONARY		190,189,779

CONSUMER STAPLES - 8.0%
Beverages - 4.3%
Brown-Forman Corp. Class B (non-vtg.)	24,284	2,375,947
Coca-Cola Enterprises, Inc.	38,646	1,793,947
Dr. Pepper Snapple Group, Inc.	32,663	3,065,096
Monster Beverage Corp.	22,633	3,056,134
PepsiCo, Inc.	257,270	25,546,911
		35,838,035
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	72,420	10,944,110
Whole Foods Market, Inc.	59,335	1,739,109
		12,683,219
Food Products - 1.5%
Campbell Soup Co.	31,007	1,749,105
Hormel Foods Corp.	24,902	2,002,370
Keurig Green Mountain, Inc.	18,951	1,691,377
McCormick & Co., Inc. (non-vtg.)	18,921	1,664,480
Mead Johnson Nutrition Co. Class A	37,787	2,739,180
The Hershey Co.	34,182	3,011,776
		12,858,288
Household Products - 0.2%
Church & Dwight Co., Inc.	21,476	1,803,984
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	42,717	3,641,624

TOTAL CONSUMER STAPLES		66,825,150

ENERGY - 0.8%
Energy Equipment & Services - 0.3%
FMC Technologies, Inc. (a)	38,465	967,395
Helmerich & Payne, Inc.	16,786	852,729
Oceaneering International, Inc.	16,646	563,467
		2,383,591
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.	127,472	432,130
Marathon Petroleum Corp.	93,500	3,907,365
		4,339,495

TOTAL ENERGY		6,723,086

FINANCIALS - 2.7%
Capital Markets - 0.9%
Eaton Vance Corp. (non-vtg.)	22,563	646,656
Franklin Resources, Inc.	67,900	2,353,414
SEI Investments Co.	26,987	1,058,970
T. Rowe Price Group, Inc.	49,995	3,547,145
		7,606,185
Insurance - 0.9%
Marsh & McLennan Companies, Inc.	87,179	4,649,256
Progressive Corp.	94,031	2,938,469
		7,587,725
Real Estate Investment Trusts - 0.8%
Public Storage	26,139	6,627,805
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	7,592	1,068,346

TOTAL FINANCIALS		22,890,061

HEALTH CARE - 15.5%
Biotechnology - 6.9%
Baxalta, Inc.	131,216	5,249,952
Biogen, Inc. (a)	45,991	12,558,302
Celgene Corp. (a)	142,797	14,325,395
Gilead Sciences, Inc.	310,337	25,757,971
		57,891,620
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	36,637	2,865,380
ResMed, Inc.	25,312	1,435,190
St. Jude Medical, Inc.	45,661	2,413,640
Varian Medical Systems, Inc. (a)	17,969	1,385,949
		8,100,159
Health Care Providers & Services - 0.2%
Henry Schein, Inc. (a)	13,692	2,073,516
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	6,782	2,121,749
Waters Corp. (a)	13,567	1,644,456
		3,766,205
Pharmaceuticals - 6.9%
Eli Lilly & Co.	164,594	13,019,385
Johnson & Johnson	433,884	45,314,845
		58,334,230

TOTAL HEALTH CARE		130,165,730

INDUSTRIALS - 15.0%
Aerospace & Defense - 7.7%
General Dynamics Corp.	48,133	6,438,751
Honeywell International, Inc.	126,450	13,049,640
Lockheed Martin Corp.	60,256	12,714,016
Northrop Grumman Corp.	32,079	5,936,540
Raytheon Co.	50,038	6,416,873
Rockwell Collins, Inc.	23,054	1,864,608
The Boeing Co.	155,140	18,636,968
		65,057,396
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	27,788	1,799,829
Expeditors International of Washington, Inc.	35,110	1,584,163
		3,383,992
Electrical Equipment - 1.0%
Emerson Electric Co.	124,200	5,710,716
Rockwell Automation, Inc.	26,223	2,506,132
		8,216,848
Industrial Conglomerates - 2.4%
3M Co.	130,537	19,711,087
Machinery - 1.4%
Cummins, Inc.	28,718	2,581,461
Flowserve Corp.	21,980	849,307
Illinois Tool Works, Inc.	57,264	5,157,768
Snap-On, Inc.	9,473	1,530,458
WABCO Holdings, Inc. (a)	9,381	841,007
Wabtec Corp.	16,221	1,037,333
		11,997,334
Professional Services - 0.2%
Robert Half International, Inc.	27,423	1,200,305
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	16,706	1,214,526
Union Pacific Corp.	150,800	10,857,600
		12,072,126
Trading Companies & Distributors - 0.5%
Fastenal Co.	55,694	2,258,949
W.W. Grainger, Inc.	11,298	2,222,204
		4,481,153

TOTAL INDUSTRIALS		126,120,241

INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	13,777	1,292,007
Qualcomm, Inc.	273,404	12,396,137
		13,688,144
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	66,703	3,812,743
Internet Software & Services - 5.3%
Alphabet, Inc.:
Class A	28,737	21,878,915
Class C	30,685	22,797,421
		44,676,336
IT Services - 9.7%
Accenture PLC Class A	166,398	17,561,645
Automatic Data Processing, Inc.	94,428	7,846,023
MasterCard, Inc. Class A	271,817	24,199,868
Paychex, Inc.	76,105	3,642,385
Teradata Corp. (a)	25,828	628,654
The Western Union Co.	88,347	1,576,110
Visa, Inc. Class A	353,648	26,343,240
		81,797,925
Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp.	809,925	25,123,874
Linear Technology Corp.	50,415	2,154,233
Skyworks Solutions, Inc.	35,545	2,449,761
Texas Instruments, Inc.	187,696	9,934,749
Xilinx, Inc.	42,789	2,151,003
		41,813,620
Software - 6.0%
Intuit, Inc.	47,225	4,510,460
Microsoft Corp.	827,239	45,572,598
		50,083,058
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	379,801	36,969,829
Seagate Technology LLC	48,959	1,422,259
		38,392,088

TOTAL INFORMATION TECHNOLOGY		274,263,914

MATERIALS - 2.5%
Chemicals - 2.5%
International Flavors & Fragrances, Inc.	13,919	1,627,966
LyondellBasell Industries NV Class A	95,918	7,478,726
Monsanto Co.	77,122	6,987,253
Sherwin-Williams Co.	16,781	4,290,398
Westlake Chemical Corp.	8,000	363,840
		20,748,183
TOTAL COMMON STOCKS
(Cost $866,578,905)		837,926,144
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.43% 7/21/16 to 9/15/16 (b)
(Cost $199,579)	200,000	199,540
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $12,742,052)	12,742,052	12,742,052
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $879,520,536)		850,867,736
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(9,895,078)
NET ASSETS - 100%		$840,972,658

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 CME E-mini S&P 500 Index Contracts (United States)	March 2016	2,798,645	$(36,208)
1 CME S&P 500 Index Contracts (United States)	March 2016	482,525	(18,729)
TOTAL FUTURES CONTRACTS			$(54,937)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,620.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,784
Total	$17,784

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$190,189,779	$190,189,779	$--	$--
Consumer Staples	66,825,150	66,825,150	--	--
Energy	6,723,086	6,723,086	--	--
Financials	22,890,061	22,890,061	--	--
Health Care	130,165,730	130,165,730	--	--
Industrials	126,120,241	126,120,241	--	--
Information Technology	274,263,914	274,263,914	--	--
Materials	20,748,183	20,748,183	--	--
U.S. Government and Government Agency Obligations	199,540	--	199,540	--
Money Market Funds	12,742,052	12,742,052	--	--
Total Investments in Securities:	$850,867,736	$850,668,196	$199,540	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(54,937)	$(54,937)	$--	$--
Total Liabilities	$(54,937)	$(54,937)	$--	$--
Total Derivative Instruments:	$(54,937)	$(54,937)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(54,937)
Total Equity Risk	0	(54,937)
Total Value of Derivatives	$0	$(54,937)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $866,778,484)	$838,125,684
Fidelity Central Funds (cost $12,742,052)	12,742,052
Total Investments (cost $879,520,536)		$850,867,736
Cash		28,575
Receivable for investments sold		4,872,589
Receivable for fund shares sold		5,000,000
Dividends receivable		343,208
Distributions receivable from Fidelity Central Funds		7,473
Receivable for daily variation margin for derivative instruments		83,980
Prepaid expenses		15,105
Receivable from investment adviser for expense reductions		67,763
Total assets		861,286,429
Liabilities
Payable for investments purchased	$20,077,939
Accrued management fee	62,033
Other affiliated payables	66,949
Other payables and accrued expenses	106,850
Total liabilities		20,313,771
Net Assets		$840,972,658
Net Assets consist of:
Paid in capital		$869,272,711
Undistributed net investment income		294,368
Accumulated undistributed net realized gain (loss) on investments		113,316
Net unrealized appreciation (depreciation) on investments		(28,707,737)
Net Assets, for 85,492,657 shares outstanding		$840,972,658
Net Asset Value, offering price and redemption price per share ($840,972,658 ÷ 85,492,657 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 8, 2015 (commencement fo operations) to January 31, 2016
Investment Income
Dividends		$1,364,763
Interest		82
Income from Fidelity Central Funds		17,784
Total income		1,382,629
Expenses
Management fee	$116,492
Transfer agent fees	87,369
Accounting fees and expenses	41,609
Custodian fees and expenses	10,955
Independent trustees' compensation	225
Registration fees	93,278
Audit	15,587
Legal	18
Miscellaneous	468
Total expenses before reductions	366,001
Expense reductions	(200,302)	165,699
Net investment income (loss)		1,216,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	189,022
Futures contracts	(75,706)
Total net realized gain (loss)		113,316
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,652,800)
Futures contracts	(54,937)
Total change in net unrealized appreciation (depreciation)		(28,707,737)
Net gain (loss)		(28,594,421)
Net increase (decrease) in net assets resulting from operations		$(27,377,491)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 8, 2015 (commencement fo operations) to January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,930
Net realized gain (loss)	113,316
Change in net unrealized appreciation (depreciation)	(28,707,737)
Net increase (decrease) in net assets resulting from operations	(27,377,491)
Distributions to shareholders from net investment income	(922,562)
Share transactions
Proceeds from sales of shares	868,351,924
Reinvestment of distributions	922,562
Cost of shares redeemed	(1,775)
Net increase (decrease) in net assets resulting from share transactions	869,272,711
Total increase (decrease) in net assets	840,972,658
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $294,368)	$840,972,658
Other Information
Shares
Sold	85,405,386
Issued in reinvestment of distributions	87,447
Redeemed	(176)
Net increase (decrease)	85,492,657

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Quality Index Fund

Six months ended (Unaudited)
January 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	(.13)
Distributions from net investment income	(.03)
Net asset value, end of period	$9.84
Total ReturnC,D	(1.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G
Expenses net of fee waivers, if any	.15%G
Expenses net of all reductions	.15%G
Net investment income (loss)	1.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$840,973
Portfolio turnover rateH	10%I

 A For the period October 8, 2015 (commencement of operations) to January 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,809,812
Gross unrealized depreciation	(41,529,963)
Net unrealized appreciation (depreciation) on securities	$(28,720,151)
Tax cost	$879,587,887

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(75,706) and a change in net unrealized appreciation (depreciation) of $(54,937) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $913,142,102 and $46,121,239, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2017. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $199,273.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,029.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund and Strategic Advisers Growth Fund were the owners of record of approximately 63% and 37%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 8, 2015 to January 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2016	Expenses Paid During Period
Actual	.15%	$1,000.00	$986.80	$.47-B
Hypothetical-C		$1,000.00	$1,024.38	$.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 116/366 (to reflect the period October 8, 2015 to January 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

On July 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation programs and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median expense ratio of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund through September 30, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.15%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Spartan® Real Estate Index Fund (to be renamed Fidelity® Real Estate Index Fund effective May 1, 2016) Institutional Class Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.9	9.9
Public Storage	6.4	5.1
Equity Residential (SBI)	4.8	4.6
AvalonBay Communities, Inc.	4.0	3.9
Welltower, Inc.	3.8	4.1
Prologis, Inc.	3.6	3.6
Ventas, Inc.	3.1	3.8
Boston Properties, Inc.	3.1	3.2
HCP, Inc.	2.9	3.0
General Growth Properties, Inc.	2.8	2.9
	44.4

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.8	18.7
REITs - Regional Malls	16.4	16.9
REITs - Health Care	11.7	12.4
REITs - Office Property	11.3	13.0
REITs - Storage	10.1	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Stocks and Equity Futures	100.0%

As of July 31, 2015
Stocks and Equity Futures	100.0%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Real Estate Investment Trusts - 99.1%
REITs - Apartments - 18.8%
American Campus Communities, Inc.	113,406	$4,785,733
American Homes 4 Rent Class A	157,527	2,361,330
Apartment Investment & Management Co. Class A	157,924	6,182,725
AvalonBay Communities, Inc.	138,189	23,698,032
Camden Property Trust (SBI)	87,694	6,691,052
Education Realty Trust, Inc.	61,490	2,403,029
Equity Residential (SBI)	367,755	28,350,233
Essex Property Trust, Inc.	66,668	14,207,617
Mid-America Apartment Communities, Inc.	76,102	7,139,890
Monogram Residential Trust, Inc.	168,205	1,466,748
Post Properties, Inc.	54,644	3,130,555
Silver Bay Realty Trust Corp.	36,417	508,381
UDR, Inc.	264,527	9,414,516
		110,339,841
REITs - Diversified - 9.3%
Apple Hospitality (REIT), Inc. (a)	157,620	2,882,870
Cousins Properties, Inc.	205,893	1,774,798
Digital Realty Trust, Inc.	147,747	11,831,580
Duke Realty LP	348,575	7,016,815
DuPont Fabros Technology, Inc.	66,034	2,190,348
Forest City Realty Trust, Inc. (b)	218,935	4,313,020
Liberty Property Trust (SBI)	149,189	4,374,221
NexPoint Residential Trust, Inc.	21,498	255,826
PS Business Parks, Inc.	19,637	1,700,171
TIER REIT, Inc. (a)	47,888	736,039
Vornado Realty Trust	178,928	15,827,971
Washington REIT (SBI)	68,832	1,736,631
		54,640,290
REITs - Health Care - 11.7%
Care Capital Properties, Inc.	84,606	2,533,096
HCP, Inc.	469,501	16,873,866
Healthcare Realty Trust, Inc.	101,605	2,950,609
LTC Properties, Inc.	35,912	1,599,161
Senior Housing Properties Trust (SBI)	239,749	3,471,566
Universal Health Realty Income Trust (SBI)	12,377	629,123
Ventas, Inc.	336,176	18,597,256
Welltower, Inc. (a)	357,273	22,229,526
		68,884,203
REITs - Hotels - 5.0%
Ashford Hospitality Prime, Inc.	25,870	284,311
Ashford Hospitality Trust, Inc.	81,934	455,553
DiamondRock Hospitality Co.	202,667	1,682,136
FelCor Lodging Trust, Inc.	133,182	926,947
Hersha Hospitality Trust	46,482	816,689
Hospitality Properties Trust (SBI)	153,000	3,609,270
Host Hotels & Resorts, Inc.	758,818	10,509,629
LaSalle Hotel Properties (SBI)	114,012	2,526,506
Pebblebrook Hotel Trust	72,549	1,771,647
RLJ Lodging Trust	126,932	2,321,586
Sunstone Hotel Investors, Inc.	216,892	2,576,677
Xenia Hotels & Resorts, Inc.	112,742	1,649,415
		29,130,366
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	80,851	5,329,698
Sun Communities, Inc.	58,354	3,885,793
		9,215,491
REITs - Office Property - 11.3%
Alexandria Real Estate Equities, Inc.	73,194	5,795,501
Boston Properties, Inc.	155,049	18,018,244
Brandywine Realty Trust (SBI)	176,877	2,269,332
Columbia Property Trust, Inc.	125,556	2,796,132
Corporate Office Properties Trust (SBI)	95,439	2,128,290
Douglas Emmett, Inc.	140,777	4,164,184
Equity Commonwealth (b)	127,562	3,430,142
First Potomac Realty Trust	58,379	571,530
Franklin Street Properties Corp.	90,021	878,605
Highwoods Properties, Inc. (SBI)	96,240	4,069,990
Kilroy Realty Corp.	93,045	5,198,424
Mack-Cali Realty Corp.	90,167	1,874,572
New York (REIT), Inc.	164,078	1,686,722
Parkway Properties, Inc.	82,271	1,108,190
Piedmont Office Realty Trust, Inc. Class A	146,903	2,719,175
SL Green Realty Corp.	100,659	9,724,666
		66,433,699
REITs - Regional Malls - 16.4%
CBL & Associates Properties, Inc.	153,196	1,646,857
General Growth Properties, Inc.	587,864	16,483,707
Pennsylvania Real Estate Investment Trust (SBI)	69,854	1,367,741
Rouse Properties, Inc.	38,076	666,330
Simon Property Group, Inc.	312,377	58,189,585
Tanger Factory Outlet Centers, Inc.	95,651	3,059,875
Taubman Centers, Inc.	60,812	4,320,084
The Macerich Co.	135,869	10,593,706
		96,327,885
REITs - Shopping Centers - 10.0%
Acadia Realty Trust (SBI)	69,684	2,376,224
Brixmor Property Group, Inc.	171,770	4,572,517
Cedar Shopping Centers, Inc.	75,561	533,461
DDR Corp.	307,099	5,254,464
Equity One, Inc.	91,037	2,523,546
Federal Realty Investment Trust (SBI)	70,090	10,571,675
Inland Real Estate Corp.	91,392	978,808
Kimco Realty Corp.	417,273	11,345,653
Kite Realty Group Trust	84,123	2,229,260
Ramco-Gershenson Properties Trust (SBI)	79,921	1,365,850
Regency Centers Corp.	95,065	6,881,755
Retail Opportunity Investments Corp.	100,439	1,857,117
Saul Centers, Inc.	11,558	587,955
Urban Edge Properties (a)	93,226	2,265,392
Weingarten Realty Investors (SBI)	115,122	4,016,607
WP Glimcher, Inc.	187,082	1,698,705
		59,058,989
REITs - Storage - 10.1%
CubeSmart	174,181	5,450,123
Extra Space Storage, Inc.	124,641	11,303,692
National Storage Affiliates Trust	23,238	404,109
Public Storage	148,594	37,677,495
Sovran Self Storage, Inc.	38,832	4,375,590
		59,211,009
REITs - Warehouse/Industrial - 4.9%
DCT Industrial Trust, Inc.	89,173	3,191,502
EastGroup Properties, Inc.	32,467	1,733,413
First Industrial Realty Trust, Inc.	111,806	2,302,086
Prologis, Inc.	529,338	20,892,971
Rexford Industrial Realty, Inc.	56,121	914,211
		29,034,183

TOTAL REAL ESTATE INVESTMENT TRUSTS

(Cost $546,987,843)		582,275,956
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16(c)
(Cost $399,937)	400,000	399,900
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.38% (d)	6,449,942	$6,449,942
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	17,421,425	17,421,425
TOTAL MONEY MARKET FUNDS
(Cost $23,871,367)		23,871,367
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $571,259,147)		606,547,223
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(19,034,271)
NET ASSETS - 100%		$587,512,952

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts (United States)	March 2016	5,114,765	$130,563

The face value of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $3,680,498.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,908.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,686
Fidelity Securities Lending Cash Central Fund	26,453
Total	$30,139

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$582,275,956	$582,275,956	$--	$--
U.S. Treasury Obligations	399,900	--	399,900	--
Money Market Funds	23,871,367	23,871,367	--	--
Total Investments in Securities:	$606,547,223	$606,147,323	$399,900	$--
Derivative Instruments:
Assets
Futures Contracts	$130,563	$130,563	$--	$--
Total Assets	$130,563	$130,563	$--	$--
Total Derivative Instruments:	$130,563	$130,563	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$130,563	$0
Total Equity Risk	$130,563	$0
Total Value of Derivatives	$130,563	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,516,753) — See accompanying schedule: Unaffiliated issuers (cost $547,387,780)	$582,675,856
Fidelity Central Funds (cost $23,871,367)	23,871,367
Total Investments (cost $571,259,147)		$606,547,223
Receivable for fund shares sold		1,018,589
Dividends receivable		627,453
Distributions receivable from Fidelity Central Funds		12,123
Receivable for daily variation margin for derivative instruments		118,667
Receivable from investment adviser for expense reductions		48,762
Other receivables		329
Total assets		608,373,146
Liabilities
Payable for investments purchased	$2,936,051
Payable for fund shares redeemed	407,275
Accrued management fee	67,877
Other affiliated payables	27,566
Collateral on securities loaned, at value	17,421,425
Total liabilities		20,860,194
Net Assets		$587,512,952
Net Assets consist of:
Paid in capital		$551,990,852
Undistributed net investment income		116,429
Accumulated undistributed net realized gain (loss) on investments		(12,968)
Net unrealized appreciation (depreciation) on investments		35,418,639
Net Assets		$587,512,952
Investor Class:
Net Asset Value, offering price and redemption price per share ($33,243,288 ÷ 2,300,650 shares)		$14.45
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($540,291,291 ÷ 37,353,015 shares)		$14.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($13,978,373 ÷ 966,231 shares)		$14.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$8,044,741
Interest		394
Income from Fidelity Central Funds		30,139
Total income		8,075,274
Expenses
Management fee	$387,513
Transfer agent fees	157,241
Independent trustees' compensation	1,162
Miscellaneous	364
Total expenses before reductions	546,280
Expense reductions	(276,910)	269,370
Net investment income (loss)		7,805,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,787,227
Futures contracts	(703,167)
Total net realized gain (loss)		2,084,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,166,656)
Futures contracts	95,354
Total change in net unrealized appreciation (depreciation)		(10,071,302)
Net gain (loss)		(7,987,242)
Net increase (decrease) in net assets resulting from operations		$(181,338)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,805,904	$11,422,753
Net realized gain (loss)	2,084,060	(659,801)
Change in net unrealized appreciation (depreciation)	(10,071,302)	19,441,596
Net increase (decrease) in net assets resulting from operations	(181,338)	30,204,548
Distributions to shareholders from net investment income	(10,007,870)	(10,423,355)
Distributions to shareholders from net realized gain	–	(2,252,319)
Total distributions	(10,007,870)	(12,675,674)
Share transactions - net increase (decrease)	56,483,913	213,123,824
Redemption fees	25,281	208,255
Total increase (decrease) in net assets	46,319,986	230,860,953
Net Assets
Beginning of period	541,192,966	310,332,013
End of period (including undistributed net investment income of $116,429 and undistributed net investment income of $2,318,395, respectively)	$587,512,952	$541,192,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Investor Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.67	$13.59	$12.41	$11.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.33	.29	.25	.20
Net realized and unrealized gain (loss)	(.17)	1.15	1.19	.48	1.86
Total from investment operations	.03	1.48	1.48	.73	2.06
Distributions from net investment income	(.25)	(.32)	(.27)	(.22)	(.13)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.25)	(.41)	(.31)	(.26)	(.13)
Redemption fees added to paid in capitalB	–C	.01	.01	.01	–C
Net asset value, end of period	$14.45	$14.67	$13.59	$12.41	$11.93
Total ReturnD,E	.24%	11.04%	12.38%	6.30%	20.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.33%	.33%	.33%	.33%H
Expenses net of fee waivers, if any	.23%H	.23%	.23%	.25%	.26%H
Expenses net of all reductions	.23%H	.23%	.23%	.25%	.26%H
Net investment income (loss)	2.69%H	2.27%	2.33%	2.13%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,243	$30,832	$12,888	$7,493	$19,998
Portfolio turnover rateI	9%H	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.35	.31	.28	.21
Net realized and unrealized gain (loss)	(.18)	1.16	1.18	.48	1.87
Total from investment operations	.03	1.51	1.49	.76	2.08
Distributions from net investment income	(.26)	(.34)	(.28)	(.24)	(.14)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.26)	(.43)	(.33)C	(.28)	(.14)
Redemption fees added to paid in capitalB	–D	.01	.01	.01	–D
Net asset value, end of period	$14.46	$14.69	$13.60	$12.43	$11.94
Total ReturnE,F	.26%	11.26%	12.43%	6.53%	20.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.19%	.19%	.19%	.19%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.09%	.12%I
Expenses net of all reductions	.09%I	.09%	.09%	.09%	.12%I
Net investment income (loss)	2.83%I	2.41%	2.47%	2.28%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$540,291	$496,878	$286,413	$155,140	$28,294
Portfolio turnover rateJ	9%I	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Institutional Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.36	.32	.28	.20
Net realized and unrealized gain (loss)	(.16)	1.15	1.17	.48	1.88
Total from investment operations	.05	1.51	1.49	.76	2.08
Distributions from net investment income	(.27)	(.34)	(.29)	(.24)	(.14)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.27)	(.43)	(.33)	(.28)	(.14)
Redemption fees added to paid in capitalB	–C	.01	.01	.01	–C
Net asset value, end of period	$14.47	$14.69	$13.60	$12.43	$11.94
Total ReturnD,E	.34%	11.29%	12.46%	6.57%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.08%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.08%H
Net investment income (loss)	2.85%H	2.43%	2.49%	2.30%	2.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,978	$13,484	$11,030	$148	$139
Portfolio turnover rateI	9%H	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Spartan Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Institutional Class shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

In March 2016, the Board of Trustees approved a change in the name of Spartan Real Estate Index Fund to Fidelity Real Estate Index Fund effective May 1, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$69,354,567
Gross unrealized depreciation	(36,586,917)
Net unrealized appreciation (depreciation) on securities	$32,767,650
Tax cost	$573,779,573

The Fund elected to defer to its next fiscal year approximately $799,640 of capital losses recognized during the period November 1, 2015 to January 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(703,167) and a change in net unrealized appreciation (depreciation) of $95,354 related to its investment in futures contracts. These amounts included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,369,143 and $26,174,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$29,235
Fidelity Advantage Class	127,331
Institutional Class	675
$157,241

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,453.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.23%	$15,496
Fidelity Advantage Class	.09%	255,975
Institutional Class	.07%	5,431
		$276,902

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Investor Class	$533,922	$576,873
Fidelity Advantage Class	9,227,576	9,302,198
Institutional Class	246,372	544,284
Total	$10,007,870	$10,423,355
From net realized gain
Investor Class	$–	$121,766
Fidelity Advantage Class	–	2,036,764
Institutional Class	–	93,789
Total	$–	$2,252,319

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Investor Class
Shares sold	1,279,642	5,533,585	$18,649,136	$82,439,512
Reinvestment of distributions	34,499	44,175	496,091	636,562
Shares redeemed	(1,114,876)	(4,425,075)	(16,108,431)	(66,605,301)
Net increase (decrease)	199,265	1,152,685	$3,036,796	$16,470,773
Fidelity Advantage Class
Shares sold	7,642,257	24,485,884	$112,049,941	$366,174,180
Reinvestment of distributions	593,746	733,471	8,536,641	10,555,202
Shares redeemed	(4,710,537)	(12,451,331)	(67,866,728)	(181,720,041)
Net increase (decrease)	3,525,466	12,768,024	$52,719,854	$195,009,341
Institutional Class
Shares sold	199,352	2,172,905	$2,902,035	$31,581,799
Reinvestment of distributions	17,157	44,086	246,372	638,073
Shares redeemed	(168,087)	(2,110,090)	(2,421,144)	(30,576,162)
Net increase (decrease)	48,422	106,901	$727,263	$1,643,710

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Investor Class	.23%
Actual		$1,000.00	$1,002.40	$1.16
Hypothetical-C		$1,000.00	$1,023.98	$1.17
Fidelity Advantage Class	.09%
Actual		$1,000.00	$1,002.60	$.45
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Class	.07%
Actual		$1,000.00	$1,003.40	$.35
Hypothetical-C		$1,000.00	$1,024.78	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.19%; Institutional Class: 0.15%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.07%, and 0.23% through September 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0316
1.929346.104

Spartan® Real Estate Index Fund (to be renamed Fidelity® Real Estate Index Fund effective May 1, 2016) Investor Class and Fidelity Advantage Class Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.9	9.9
Public Storage	6.4	5.1
Equity Residential (SBI)	4.8	4.6
AvalonBay Communities, Inc.	4.0	3.9
Welltower, Inc.	3.8	4.1
Prologis, Inc.	3.6	3.6
Ventas, Inc.	3.1	3.8
Boston Properties, Inc.	3.1	3.2
HCP, Inc.	2.9	3.0
General Growth Properties, Inc.	2.8	2.9
	44.4

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.8	18.7
REITs - Regional Malls	16.4	16.9
REITs - Health Care	11.7	12.4
REITs - Office Property	11.3	13.0
REITs - Storage	10.1	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Stocks and Equity Futures	100.0%

As of July 31, 2015
Stocks and Equity Futures	100.0%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Real Estate Investment Trusts - 99.1%
REITs - Apartments - 18.8%
American Campus Communities, Inc.	113,406	$4,785,733
American Homes 4 Rent Class A	157,527	2,361,330
Apartment Investment & Management Co. Class A	157,924	6,182,725
AvalonBay Communities, Inc.	138,189	23,698,032
Camden Property Trust (SBI)	87,694	6,691,052
Education Realty Trust, Inc.	61,490	2,403,029
Equity Residential (SBI)	367,755	28,350,233
Essex Property Trust, Inc.	66,668	14,207,617
Mid-America Apartment Communities, Inc.	76,102	7,139,890
Monogram Residential Trust, Inc.	168,205	1,466,748
Post Properties, Inc.	54,644	3,130,555
Silver Bay Realty Trust Corp.	36,417	508,381
UDR, Inc.	264,527	9,414,516
		110,339,841
REITs - Diversified - 9.3%
Apple Hospitality (REIT), Inc. (a)	157,620	2,882,870
Cousins Properties, Inc.	205,893	1,774,798
Digital Realty Trust, Inc.	147,747	11,831,580
Duke Realty LP	348,575	7,016,815
DuPont Fabros Technology, Inc.	66,034	2,190,348
Forest City Realty Trust, Inc. (b)	218,935	4,313,020
Liberty Property Trust (SBI)	149,189	4,374,221
NexPoint Residential Trust, Inc.	21,498	255,826
PS Business Parks, Inc.	19,637	1,700,171
TIER REIT, Inc. (a)	47,888	736,039
Vornado Realty Trust	178,928	15,827,971
Washington REIT (SBI)	68,832	1,736,631
		54,640,290
REITs - Health Care - 11.7%
Care Capital Properties, Inc.	84,606	2,533,096
HCP, Inc.	469,501	16,873,866
Healthcare Realty Trust, Inc.	101,605	2,950,609
LTC Properties, Inc.	35,912	1,599,161
Senior Housing Properties Trust (SBI)	239,749	3,471,566
Universal Health Realty Income Trust (SBI)	12,377	629,123
Ventas, Inc.	336,176	18,597,256
Welltower, Inc. (a)	357,273	22,229,526
		68,884,203
REITs - Hotels - 5.0%
Ashford Hospitality Prime, Inc.	25,870	284,311
Ashford Hospitality Trust, Inc.	81,934	455,553
DiamondRock Hospitality Co.	202,667	1,682,136
FelCor Lodging Trust, Inc.	133,182	926,947
Hersha Hospitality Trust	46,482	816,689
Hospitality Properties Trust (SBI)	153,000	3,609,270
Host Hotels & Resorts, Inc.	758,818	10,509,629
LaSalle Hotel Properties (SBI)	114,012	2,526,506
Pebblebrook Hotel Trust	72,549	1,771,647
RLJ Lodging Trust	126,932	2,321,586
Sunstone Hotel Investors, Inc.	216,892	2,576,677
Xenia Hotels & Resorts, Inc.	112,742	1,649,415
		29,130,366
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	80,851	5,329,698
Sun Communities, Inc.	58,354	3,885,793
		9,215,491
REITs - Office Property - 11.3%
Alexandria Real Estate Equities, Inc.	73,194	5,795,501
Boston Properties, Inc.	155,049	18,018,244
Brandywine Realty Trust (SBI)	176,877	2,269,332
Columbia Property Trust, Inc.	125,556	2,796,132
Corporate Office Properties Trust (SBI)	95,439	2,128,290
Douglas Emmett, Inc.	140,777	4,164,184
Equity Commonwealth (b)	127,562	3,430,142
First Potomac Realty Trust	58,379	571,530
Franklin Street Properties Corp.	90,021	878,605
Highwoods Properties, Inc. (SBI)	96,240	4,069,990
Kilroy Realty Corp.	93,045	5,198,424
Mack-Cali Realty Corp.	90,167	1,874,572
New York (REIT), Inc.	164,078	1,686,722
Parkway Properties, Inc.	82,271	1,108,190
Piedmont Office Realty Trust, Inc. Class A	146,903	2,719,175
SL Green Realty Corp.	100,659	9,724,666
		66,433,699
REITs - Regional Malls - 16.4%
CBL & Associates Properties, Inc.	153,196	1,646,857
General Growth Properties, Inc.	587,864	16,483,707
Pennsylvania Real Estate Investment Trust (SBI)	69,854	1,367,741
Rouse Properties, Inc.	38,076	666,330
Simon Property Group, Inc.	312,377	58,189,585
Tanger Factory Outlet Centers, Inc.	95,651	3,059,875
Taubman Centers, Inc.	60,812	4,320,084
The Macerich Co.	135,869	10,593,706
		96,327,885
REITs - Shopping Centers - 10.0%
Acadia Realty Trust (SBI)	69,684	2,376,224
Brixmor Property Group, Inc.	171,770	4,572,517
Cedar Shopping Centers, Inc.	75,561	533,461
DDR Corp.	307,099	5,254,464
Equity One, Inc.	91,037	2,523,546
Federal Realty Investment Trust (SBI)	70,090	10,571,675
Inland Real Estate Corp.	91,392	978,808
Kimco Realty Corp.	417,273	11,345,653
Kite Realty Group Trust	84,123	2,229,260
Ramco-Gershenson Properties Trust (SBI)	79,921	1,365,850
Regency Centers Corp.	95,065	6,881,755
Retail Opportunity Investments Corp.	100,439	1,857,117
Saul Centers, Inc.	11,558	587,955
Urban Edge Properties (a)	93,226	2,265,392
Weingarten Realty Investors (SBI)	115,122	4,016,607
WP Glimcher, Inc.	187,082	1,698,705
		59,058,989
REITs - Storage - 10.1%
CubeSmart	174,181	5,450,123
Extra Space Storage, Inc.	124,641	11,303,692
National Storage Affiliates Trust	23,238	404,109
Public Storage	148,594	37,677,495
Sovran Self Storage, Inc.	38,832	4,375,590
		59,211,009
REITs - Warehouse/Industrial - 4.9%
DCT Industrial Trust, Inc.	89,173	3,191,502
EastGroup Properties, Inc.	32,467	1,733,413
First Industrial Realty Trust, Inc.	111,806	2,302,086
Prologis, Inc.	529,338	20,892,971
Rexford Industrial Realty, Inc.	56,121	914,211
		29,034,183

TOTAL REAL ESTATE INVESTMENT TRUSTS

(Cost $546,987,843)		582,275,956
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (c)
(Cost $399,937)	400,000	399,900
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.38% (d)	6,449,942	$6,449,942
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	17,421,425	17,421,425
TOTAL MONEY MARKET FUNDS
(Cost $23,871,367)		23,871,367
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $571,259,147)		606,547,223
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(19,034,271)
NET ASSETS - 100%		$587,512,952

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts (United States)	March 2016	5,114,765	$130,563

The face value of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $3,680,498.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,908.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,686
Fidelity Securities Lending Cash Central Fund	26,453
Total	$30,139

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$582,275,956	$582,275,956	$--	$--
U.S. Treasury Obligations	399,900	--	399,900	--
Money Market Funds	23,871,367	23,871,367	--	--
Total Investments in Securities:	$606,547,223	$606,147,323	$399,900	$--
Derivative Instruments:
Assets
Futures Contracts	$130,563	$130,563	$--	$--
Total Assets	$130,563	$130,563	$--	$--
Total Derivative Instruments:	$130,563	$130,563	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$130,563	$0
Total Equity Risk	$130,563	$0
Total Value of Derivatives	$130,563	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,516,753) — See accompanying schedule: Unaffiliated issuers (cost $547,387,780)	$582,675,856
Fidelity Central Funds (cost $23,871,367)	23,871,367
Total Investments (cost $571,259,147)		$606,547,223
Receivable for fund shares sold		1,018,589
Dividends receivable		627,453
Distributions receivable from Fidelity Central Funds		12,123
Receivable for daily variation margin for derivative instruments		118,667
Receivable from investment adviser for expense reductions		48,762
Other receivables		329
Total assets		608,373,146
Liabilities
Payable for investments purchased	$2,936,051
Payable for fund shares redeemed	407,275
Accrued management fee	67,877
Other affiliated payables	27,566
Collateral on securities loaned, at value	17,421,425
Total liabilities		20,860,194
Net Assets		$587,512,952
Net Assets consist of:
Paid in capital		$551,990,852
Undistributed net investment income		116,429
Accumulated undistributed net realized gain (loss) on investments		(12,968)
Net unrealized appreciation (depreciation) on investments		35,418,639
Net Assets		$587,512,952
Investor Class:
Net Asset Value, offering price and redemption price per share ($33,243,288 ÷ 2,300,650 shares)		$14.45
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($540,291,291 ÷ 37,353,015 shares)		$14.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($13,978,373 ÷ 966,231 shares)		$14.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$8,044,741
Interest		394
Income from Fidelity Central Funds		30,139
Total income		8,075,274
Expenses
Management fee	$387,513
Transfer agent fees	157,241
Independent trustees' compensation	1,162
Miscellaneous	364
Total expenses before reductions	546,280
Expense reductions	(276,910)	269,370
Net investment income (loss)		7,805,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,787,227
Futures contracts	(703,167)
Total net realized gain (loss)		2,084,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,166,656)
Futures contracts	95,354
Total change in net unrealized appreciation (depreciation)		(10,071,302)
Net gain (loss)		(7,987,242)
Net increase (decrease) in net assets resulting from operations		$(181,338)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,805,904	$11,422,753
Net realized gain (loss)	2,084,060	(659,801)
Change in net unrealized appreciation (depreciation)	(10,071,302)	19,441,596
Net increase (decrease) in net assets resulting from operations	(181,338)	30,204,548
Distributions to shareholders from net investment income	(10,007,870)	(10,423,355)
Distributions to shareholders from net realized gain	–	(2,252,319)
Total distributions	(10,007,870)	(12,675,674)
Share transactions - net increase (decrease)	56,483,913	213,123,824
Redemption fees	25,281	208,255
Total increase (decrease) in net assets	46,319,986	230,860,953
Net Assets
Beginning of period	541,192,966	310,332,013
End of period (including undistributed net investment income of $116,429 and undistributed net investment income of $2,318,395, respectively)	$587,512,952	$541,192,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Investor Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.67	$13.59	$12.41	$11.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.33	.29	.25	.20
Net realized and unrealized gain (loss)	(.17)	1.15	1.19	.48	1.86
Total from investment operations	.03	1.48	1.48	.73	2.06
Distributions from net investment income	(.25)	(.32)	(.27)	(.22)	(.13)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.25)	(.41)	(.31)	(.26)	(.13)
Redemption fees added to paid in capitalB	–C	.01	.01	.01	–C
Net asset value, end of period	$14.45	$14.67	$13.59	$12.41	$11.93
Total ReturnD,E	.24%	11.04%	12.38%	6.30%	20.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.33%	.33%	.33%	.33%H
Expenses net of fee waivers, if any	.23%H	.23%	.23%	.25%	.26%H
Expenses net of all reductions	.23%H	.23%	.23%	.25%	.26%H
Net investment income (loss)	2.69%H	2.27%	2.33%	2.13%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,243	$30,832	$12,888	$7,493	$19,998
Portfolio turnover rateI	9%H	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.35	.31	.28	.21
Net realized and unrealized gain (loss)	(.18)	1.16	1.18	.48	1.87
Total from investment operations	.03	1.51	1.49	.76	2.08
Distributions from net investment income	(.26)	(.34)	(.28)	(.24)	(.14)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.26)	(.43)	(.33)C	(.28)	(.14)
Redemption fees added to paid in capitalB	–D	.01	.01	.01	–D
Net asset value, end of period	$14.46	$14.69	$13.60	$12.43	$11.94
Total ReturnE,F	.26%	11.26%	12.43%	6.53%	20.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.19%	.19%	.19%	.19%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.09%	.12%I
Expenses net of all reductions	.09%I	.09%	.09%	.09%	.12%I
Net investment income (loss)	2.83%I	2.41%	2.47%	2.28%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$540,291	$496,878	$286,413	$155,140	$28,294
Portfolio turnover rateJ	9%I	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Real Estate Index Fund Institutional Class

	Six months ended (Unaudited)
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.36	.32	.28	.20
Net realized and unrealized gain (loss)	(.16)	1.15	1.17	.48	1.88
Total from investment operations	.05	1.51	1.49	.76	2.08
Distributions from net investment income	(.27)	(.34)	(.29)	(.24)	(.14)
Distributions from net realized gain	–	(.09)	(.04)	(.04)	–
Total distributions	(.27)	(.43)	(.33)	(.28)	(.14)
Redemption fees added to paid in capitalB	–C	.01	.01	.01	–C
Net asset value, end of period	$14.47	$14.69	$13.60	$12.43	$11.94
Total ReturnD,E	.34%	11.29%	12.46%	6.57%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.08%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.08%H
Net investment income (loss)	2.85%H	2.43%	2.49%	2.30%	2.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,978	$13,484	$11,030	$148	$139
Portfolio turnover rateI	9%H	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Spartan Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Institutional Class shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

In March 2016, the Board of Trustees approved a change in the name of Spartan Real Estate Index Fund to Fidelity Real Estate Index Fund effective May 1, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$69,354,567
Gross unrealized depreciation	(36,586,917)
Net unrealized appreciation (depreciation) on securities	$32,767,650
Tax cost	$573,779,573

The Fund elected to defer to its next fiscal year approximately $799,640 of capital losses recognized during the period November 1, 2015 to January 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(703,167) and a change in net unrealized appreciation (depreciation) of $95,354 related to its investment in futures contracts. These amounts included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,369,143 and $26,174,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$29,235
Fidelity Advantage Class	127,331
Institutional Class	675
$157,241

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,453.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.23%	$15,496
Fidelity Advantage Class	.09%	255,975
Institutional Class	.07%	5,431
		$276,902

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Investor Class	$533,922	$576,873
Fidelity Advantage Class	9,227,576	9,302,198
Institutional Class	246,372	544,284
Total	$10,007,870	$10,423,355
From net realized gain
Investor Class	$–	$121,766
Fidelity Advantage Class	–	2,036,764
Institutional Class	–	93,789
Total	$–	$2,252,319

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Investor Class
Shares sold	1,279,642	5,533,585	$18,649,136	$82,439,512
Reinvestment of distributions	34,499	44,175	496,091	636,562
Shares redeemed	(1,114,876)	(4,425,075)	(16,108,431)	(66,605,301)
Net increase (decrease)	199,265	1,152,685	$3,036,796	$16,470,773
Fidelity Advantage Class
Shares sold	7,642,257	24,485,884	$112,049,941	$366,174,180
Reinvestment of distributions	593,746	733,471	8,536,641	10,555,202
Shares redeemed	(4,710,537)	(12,451,331)	(67,866,728)	(181,720,041)
Net increase (decrease)	3,525,466	12,768,024	$52,719,854	$195,009,341
Institutional Class
Shares sold	199,352	2,172,905	$2,902,035	$31,581,799
Reinvestment of distributions	17,157	44,086	246,372	638,073
Shares redeemed	(168,087)	(2,110,090)	(2,421,144)	(30,576,162)
Net increase (decrease)	48,422	106,901	$727,263	$1,643,710

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Investor Class	.23%
Actual		$1,000.00	$1,002.40	$1.16
Hypothetical-C		$1,000.00	$1,023.98	$1.17
Fidelity Advantage Class	.09%
Actual		$1,000.00	$1,002.60	$.45
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Class	.07%
Actual		$1,000.00	$1,003.40	$.35
Hypothetical-C		$1,000.00	$1,024.78	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.19%; Institutional Class: 0.15%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.07%, and 0.23% through September 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-SANN-0316
1.929335.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016